Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
AES Corp Retirement Savings Plan [Domain]
EBP, Description of Plan [Line Items]
EBP, Description of Plan	PLAN DESCRIPTION
The AES Corporation Retirement Savings Plan (the “Plan”) was established on April 1, 1989. The following description of the Plan provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions.
General — The Plan is a defined contribution plan covering substantially all full-time and part-time employees of The AES Corporation (the “Company” or “AES”) and its participating subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). New employees are immediately able to participate in the Plan.
Contributions — All contributions to the Plan are made in cash. Participants may make pre-tax or Roth contributions up to 85% of their annual compensation as well as after-tax contributions, subject to annual maximum limits determined by the Internal Revenue Service (the “IRS”).
The Company matches up to 5% of each participant’s annual compensation, as defined by the Plan, subject to the annual maximum determined by the IRS. Starting January 1, 2017, the Company makes non-elective contributions equal to 4% of the participant's compensation, subject to the annual maximum limits determined by the IRS.
If the Company exceeds the midpoint of predefined financial metrics, the Company may contribute discretionary profit sharing of up to 1% of the participant’s compensation, at management's discretion. The Company did not award any profit sharing contributions for the year ended December 31, 2025.
The Plan allows for student loan repayment matching contributions on qualified student loan payments.
Participant Accounts — Each participant’s account is credited with the participant’s and the employer’s contributions, and the earnings on investments in the participant’s account. The benefit to which a participant is entitled is the vested portion that can be provided from the participant’s account.
Vesting — Participants are immediately vested in their pre-tax, Roth, after-tax, and matching contributions, including earnings thereon. Vesting in employer profit sharing and non-elective contributions is based on the years of credited service. A participant vests 20% per year of service and is fully vested after five years of credited service or upon attainment of normal retirement age.
Notes Receivable from Participants — Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Participants may obtain up to three loans from the Plan in aggregate amounts up to the lesser of (a) $50,000 or (b) 50% of a participant’s vested account balance. The loans are collateralized by the balance in the participant’s account and bear a fixed interest rate, based on the federal prime lending rate plus 0.5%, determined at the commencement of the loan. Interest on all loans is allocated to the participant’s account from which the loan was funded. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits — Payment of benefits depends on a participant’s vested account balance and the reason for termination.
In the case of termination of employment for reasons other than death, if the value of a participant’s vested balance is:
•less than $7,000, the Plan makes an automatic rollover to an IRA on the participant’s behalf if the participant fails to elect a direct rollover or to receive a cash lump sum payment; and
•greater than $7,000, the participant may elect to (i) receive a lump sum distribution equal to the value of their vested account balance, (ii) receive benefits in designated sums from time to time as elected by the participant in accordance with procedures established by the Plan Administration, or (iii) receive benefits in monthly, quarterly, semiannual or annual installments over a period not to exceed the shorter of 25 years or the participant’s life expectancy. Distributions can be made in cash, common stock of AES (to the extent the participant has vested amounts invested in AES common stock), or a combination of both.
In the case of termination of employment due to death, the entire interest in a participant’s vested account balance is generally distributed no later than five years after the participant’s death if distributions have not already commenced and are distributed at least as rapidly as under the method of distribution being used if distributions have commenced.
Forfeitures — At December 31, 2025 and 2024, forfeited nonvested account balances totaled $645,716 and $739,477, respectively. Forfeitures resulting from nonvested accounts of participants terminated during the year ended December 31, 2025 were $1,972,803. During the year ended December 31, 2025, employer contributions were reduced by $1,812,521 that was reallocated from forfeited nonvested accounts and forfeited nonvested accounts were used to pay Plan administration expenses of $276,680.
Voting Rights — The Plan provides that each participant is entitled to direct the Trustee as to the manner in which voting rights are exercised with respect to shares of employer stock allocated to his or her account. The Trustee does not vote any allocated shares for which timely instructions have not been given by a participant. The Plan provides that voting rights with respect to unallocated shares will be exercised in the same manner and proportion that voting rights are exercised with respect to shares allocated to participants’ accounts.
Investments — The Plan is intended to constitute a Section 404(c) plan within the meaning of ERISA Section 404(c) and the regulations issued thereunder. These regulations provide relief from certain fiduciary liability to fiduciaries of individual account plans that (i) provide participants a broad range of investment alternatives, and (ii) allow participants to exercise independent control over the investment of the assets in their individual accounts.
Under the terms of the Plan, participants can choose to invest their contributions in one or more of the Plan's investment funds. On March 20, 2018, the AES common stock investment option was closed to future contributions, with the exception of dividend reinvestment. Participants also have the option of establishing a self-directed account which is invested pursuant to their instructions.
Plan Amendments and Transfers — Effective January 1, 2022, the Plan was amended to allow plan-to-plan transfers with respect to certain employees who transfer employment within the Company. Further, effective January 1, 2025, the Plan was amended to allow non-union employees of AES Ohio to be eligible for benefits under the Plan. During 2025, a net amount of $13,716,881 in plan assets was transferred into the Plan, including $13,577,018 related to the amendment moving non-union employees of AES Ohio into the Plan, and $149,090 in outstanding participant loans.
Effective January 1, 2025, the Plan adopted certain provisions that include implementing SECURE 2.0 provisions to increase catch-up contributions for ages 60–63, raise the mandatory distribution limit to $7,000 and allow matching contributions for qualified student loan payments.
Plan Termination — Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants would become 100% vested in their accounts.
Plan Administration and Related Expenses — The Plan is administered by the AES Corporation Retirement Savings Committee ("Plan Administrator") appointed pursuant to delegated Board authority of the Company’s Chief Executive Officer. T. Rowe Price has been the Plan Trustee since October 1, 2015. Administrative expenses of the Plan are offset using forfeitures and revenue sharing received from investments in mutual funds and other investment options to T. Rowe Price from record keeping and related services. All remaining administrative, legal, and other expenses of the Plan are paid by the Company, except for certain expenses paid by the Plan participants, such as loan initiation fees.